Summary of Segment Results (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Segment Reporting Information [Line Items]
Cost		$ 404,884	¥ 2,634,295	¥ 2,929,638	¥ 2,780,614
Gross profit (loss)		116,565	758,410	712,136	853,758
Operating Expenses
Operating income		836	5,439	6,783	8,569
Group consolidated revenue		521,449	3,392,705	3,641,774	3,634,372
Cost		404,884	2,634,295	2,929,638	2,780,614
Gross profit (loss)		116,565	758,410	712,136	853,758
Sales and marketing expenses		39,451	256,682	352,926	359,460
Research and development expenses		22,923	149,143	149,337	142,835
General and administrative expenses		79,915	519,950	639,648	568,741
Allowance for doubtful debt		5,752	37,427	117,564	32,199
Changes in the fair value of contingent purchase consideration payables		144	937	(93,307)	43,325
Impairment of goodwill	¥ 766,000	117,800	766,440
Impairment of long-lived assets		61,757	401,808	392,947
Operating profit (loss)		(210,341)	(1,368,538)	(840,196)	(284,233)
Operating Segments | Hosting and Related Services
Segment Reporting Information [Line Items]
Revenues		457,276	2,975,178	2,668,655	2,369,223
Cost		(327,418)	(2,130,279)	(1,936,658)	(1,758,756)
Gross profit (loss)		129,858	844,899	731,997	610,467
Operating Expenses
Revenues		457,276	2,975,178	2,668,655	2,369,223
Operating income		836	5,439	6,783	8,569
Cost		(327,418)	(2,130,279)	(1,936,658)	(1,758,756)
Gross profit (loss)		129,858	844,899	731,997	610,467
Sales and marketing expenses		(26,399)	(171,761)	(144,335)	(171,862)
Research and development expenses		(15,000)	(97,597)	(87,227)	(87,188)
General and administrative expenses		(64,115)	(417,154)	(404,181)	(387,071)
Allowance for doubtful debt		(962)	(6,257)	(78,330)	(12,834)
Changes in the fair value of contingent purchase consideration payables		(144)	(937)	19,394	(24,739)
Operating profit (loss)		24,074	156,632	44,101	(64,658)
Operating Segments | Managed Network Services
Segment Reporting Information [Line Items]
Revenues		64,173	417,527	973,119	1,265,149
Cost		(77,466)	(504,016)	(992,980)	(1,021,858)
Gross profit (loss)		(13,293)	(86,489)	(19,861)	243,291
Operating Expenses
Revenues		64,173	417,527	973,119	1,265,149
Cost		(77,466)	(504,016)	(992,980)	(1,021,858)
Gross profit (loss)		(13,293)	(86,489)	(19,861)	243,291
Sales and marketing expenses		(13,052)	(84,921)	(208,591)	(187,598)
Research and development expenses		(7,923)	(51,546)	(62,110)	(55,647)
General and administrative expenses		(15,800)	(102,796)	(235,467)	(181,670)
Allowance for doubtful debt		(4,790)	(31,170)	(39,234)	(19,365)
Changes in the fair value of contingent purchase consideration payables				73,913	(18,586)
Impairment of goodwill		(117,800)	(766,440)
Impairment of long-lived assets		(61,757)	(401,808)	(392,947)
Operating profit (loss)		$ (234,415)	¥ (1,525,170)	¥ (884,297)	¥ (219,575)